Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.6%
Penn Series Flexibly Managed Fund*	167,317	$12,712,784
Penn Series Index 500 Fund*	988,391	31,144,193
Penn Series Large Cap Growth Fund*	72,748	2,066,034
Penn Series Large Cap Value Fund*	294,800	10,521,398
Penn Series Large Core Value Fund*	331,950	8,335,260
Penn Series Large Growth Stock Fund*	40,114	2,052,641
Penn Series Mid Cap Growth Fund*	138,103	4,127,900
Penn Series Mid Core Value Fund*	355,380	10,391,313
Penn Series Real Estate Securities Fund*	150,576	4,077,591
Penn Series Small Cap Index Fund*	241,237	6,178,091
Penn Series SMID Cap Growth Fund*	54,148	2,074,404
Penn Series SMID Cap Value Fund*	68,633	2,060,359
TOTAL AFFILIATED EQUITY FUNDS (Cost $80,156,672)		95,741,968

AFFILIATED FIXED INCOME FUNDS — 39.2%
Penn Series High Yield Bond Fund*	577,596	8,767,901
Penn Series Limited Maturity Bond Fund*	2,640,566	33,535,181
Penn Series Quality Bond Fund*	2,845,526	41,743,873
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $84,703,621)		84,046,955

AFFILIATED INTERNATIONAL EQUITY FUNDS — 15.7%
Penn Series Developed International Index Fund*	655,933	8,297,551
Penn Series Emerging Markets Equity Fund*	1,017,208	10,548,446
Penn Series International Equity Fund*	481,316	14,742,725
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $34,394,646)		33,588,722

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $926,082)	926,082	926,082
TOTAL INVESTMENTS — 99.9% (Cost $200,181,021)		$214,303,727
Other Assets & Liabilities — 0.1%		205,500
TOTAL NET ASSETS — 100.0%		$214,509,227

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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